Schedule of Finance Lease Expenses (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Lease
Finance lease cost – straight line	$ 11,251	$ 11,251	$ 22,503	$ 22,503